Other loans	12 Months Ended
Dec. 31, 2011
Other Loans Payable [Abstract]
Other Loans [Text Block]
17.	Other loans

	As of December 31,
	2011	2010

Other loans	$200,956	$162,664
All other loans are unsecured and repayable on demand. Other loans bear interest at a fixed rate of 2% per month.